Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP WRPSP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

		Current value at
		December 31, 2025
Identity of issuer	Description and number of shares
* W. R. Berkley Corporation Common Stock Fund	Common Stock Fund: 4,259,920 shares	$298,705,590
Total Common Stock Fund		298,705,590

* Fidelity® Government Income Fund	Mutual Funds: 1,740,221 shares	16,114,446
* Fidelity® Small Cap Growth K6 Fund	Mutual Funds: 1,857,952 shares	35,895,638
* Fidelity® Puritan® Fund - Class K6	Mutual Funds: 3,588,632 shares	61,939,783
JPMorgan Mid Cap Value Fund Class L	Mutual Funds: 711,128 shares	22,692,110
Dodge & Cox Income Fund Class X	Mutual Funds: 3,181,506 shares	40,914,166
MFS International Diversification Fund Class R6	Mutual Funds: 1,901,623 shares	52,827,075
Neuberger Berman Mid Cap Growth Fund Class R6	Mutual Funds: 1,359,313 shares	19,941,119
T. Rowe Price Small-Cap Value Fund I Class	Mutual Funds: 686,913 shares	35,060,036
Vanguard Inflation-Protected Securities Fund Institutional Shares	Mutual Funds: 1,659,801 shares	15,535,734
Vanguard Equity-Income Fund Admiral Shares	Mutual Funds: 959,533 shares	89,150,186
Total Mutual Funds		390,070,293

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W. R. BERKLEY CORPORATION PROFIT SHARING PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

		Current value at
		December 31,
Identity of issuer	Description and number of shares	2025
* FIAM Target Date 2010 Commingled Pool Class S	Collective Trusts: 120,963 shares	2,822,068
* FIAM Target Date 2015 Commingled Pool Class S	Collective Trusts: 321,115 shares	8,079,247
* FIAM Target Date 2020 Commingled Pool Class S	Collective Trusts: 1,067,825 shares	27,977,020
* FIAM Target Date 2025 Commingled Pool Class S	Collective Trusts: 2,881,235 shares	82,893,133
* FIAM Target Date 2030 Commingled Pool Class S	Collective Trusts: 4,842,388 shares	146,918,041
* FIAM Target Date 2035 Commingled Pool Class S	Collective Trusts: 3,772,012 shares	129,908,093
* FIAM Target Date 2040 Commingled Pool Class S	Collective Trusts: 2,964,209 shares	109,557,180
* FIAM Target Date 2045 Commingled Pool Class S	Collective Trusts: 2,883,353 shares	109,682,763
* FIAM Target Date 2050 Commingled Pool Class S	Collective Trusts: 2,424,689 shares	90,901,587
* FIAM Target Date 2055 Commingled Pool Class S	Collective Trusts: 1,290,432 shares	51,901,157
* FIAM Target Date 2060 Commingled Pool Class S	Collective Trusts: 1,148,077 shares	30,952,148
* FIAM Target Date 2065 Commingled Pool Class S	Collective Trusts: 546,039 shares	11,193,799
* FIAM Target Date Income Commingled Pool Class S	Collective Trusts: 120,797 shares	2,246,823
* Fidelity® Contrafund® Commingled Pool	Collective Trusts: 5,498,345 shares	306,367,794
* Fidelity® Growth Company Commingled Pool	Collective Trusts: 3,594,613 shares	318,806,269
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II	Collective Trusts: 1,605,700 shares	29,813,037
State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class II	Collective Trusts: 1,504,492 shares	31,227,241
State Street S&P 500® Index Securities Lending Series Fund Class II	Collective Trusts: 7,689,144 shares	234,534,277
State Street U.S. Bond Index Securities Lending Series Fund Class XIV	Collective Trusts: 1,613,573 shares	18,620,634
Total Common Collective Trusts		1,744,402,311

Vanguard Federal Money Market Fund Investor Shares	Mutual Funds: 42,062,308 shares	42,062,308
Total Money Market Fund		42,062,308

Managed Income Portfolio II Class 4	Collective Trusts: 61,148,236 shares	61,148,236
Total Stable Value Fund		61,148,236
* Participant Loans	1,727 Participant loans (interest rates range from 3.25% to 8.50% per annum with maturities ranging from <1 to 25 years)	19,471,900

Other Investments	Consists of short term investments	154,500

Total investments and participant loans		$2,556,015,138
* Party-in-interest as defined by ERISA